SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2011
SCHEDULE IV - REINSURANCE
SCHEDULE IV - REINSURANCE

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE IV – REINSURANCE

($ in millions)
	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2011
Life insurance in force	$519,639	$222,379	$9,137	$306,397	3.0%

Premiums and contract charges:
Life insurance	$2,177	$617	$35	$1,595	2.2%
Accident-health insurance	776	133	—	643	—%
Property-liability insurance	27,016	1,098	24	25,942	0.1%

Total premiums and contract charges	$29,969	$1,848	$59	$28,180	0.2%

Year ended December 31, 2010
Life insurance in force	$523,214	$238,745	$9,680	$294,149	3.3%

Premiums and contract charges:
Life insurance	$2,170	$659	$36	$1,547	2.3%
Accident-health insurance	765	145	1	621	0.2%
Property-liability insurance	27,015	1,092	34	25,957	0.1%

Total premiums and contract charges	$29,950	$1,896	$71	$28,125	0.3%

Year ended December 31, 2009
Life insurance in force	$525,381	$253,650	$10,230	$281,961	3.6%

Premiums and contract charges:
Life insurance	$2,142	$682	$38	$1,498	2.5%
Accident-health insurance	615	156	1	460	0.2%
Property-liability insurance	27,200	1,056	50	26,194	0.2%

Total premiums and contract charges	$29,957	$1,894	$89	$28,152	0.3%

(1)
No reinsurance or coinsurance income was netted against premium ceded in 2011, 2010 or 2009.